Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt
Summary of types of borrowings both current and non-current

21 Debt (continued)

	2022			2023
	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m	Falling due within 1 year £m	Falling due in more than 1 year £m	Total £m
Financial liabilities measured at amortised cost:
Short-term bank loans, overdrafts and commercial paper	102	-	102	220	-	220
Term debt	-	3,641	3,641	606	2,940	3,546
Lease liabilities	67	115	182	57	84	141
Term debt in fair value hedging relationships	576	1,978	2,554	430	2,041	2,471
Term debt previously in fair value hedging relationships	125	126	251	-	119	119
Total	870	5,860	6,730	1,313	5,184	6,497

Summary of repayment years for borrowings

	2022				2023
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
Within 1 year	102	701	67	870	220	1,036	57	1,313
Within 1 to 2 years	-	1,045	24	1,069	-	620	19	639
Within 2 to 3 years	-	623	25	648	-	647	18	665
Within 3 to 4 years	-	660	24	684	-	432	17	449
Within 4 to 5 years	-	595	17	612	-	689	9	698
After 5 years	-	2,822	25	2,847	-	2,712	21	2,733
After 1 year	-	5,745	115	5,860	-	5,100	84	5,184
Total	102	6,446	182	6,730	220	6,136	141	6,497

Analysis of borrowings by currency

	2022				2023
	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m	Short-term bank loans, overdrafts and commercial paper £m	Term debt £m	Lease liabilities £m	Total £m
US dollar	2	3,160	65	3,227	188	2,234	37	2,459
Pound sterling	-	-	40	40	-	-	29	29
Euro	-	3,286	57	3,343	24	3,902	47	3,973
Other currencies	100	-	20	120	8	-	28	36
Total	102	6,446	182	6,730	220	6,136	141	6,497